Document And Entity Information	May 07, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 07, 2025
Entity Registrant Name	AVISTA CORP
Entity Central Index Key	0000104918
Entity Emerging Growth Company	false
Entity File Number	001-03701
Entity Incorporation, State or Country Code	WA
Entity Tax Identification Number	91-0462470
Entity Address, Address Line One	1411 East Mission Avenue
Entity Address, City or Town	Spokane
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99202-2600
City Area Code	509
Local Phone Number	489-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AVA
Security Exchange Name	NYSE